Cover	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Registrant Name	CORNING INC /NY
Entity File Number	1-3247
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0393470
Entity Address, Address Line One	One Riverfront Plaza
Entity Address, City or Town	Corning
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14831
City Area Code	607
Local Phone Number	974-9000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Central Index Key	0000024741
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	GLW
Security Exchange Name	NYSE
4.125% Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2031
Trading Symbol	GLW31
Security Exchange Name	NYSE